Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
RSUs issued	87,500	0	20,000
RSUs vested	87,500		20,000
Fair value per share (weighted average)			$ 7.08
Fair value of shares vested			$ 142
Number of RSUs issuable under incentive plan		868,950
Stock compensation expense	$ 510	$ 0	$ 142